BALANCED PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 60.9%

                SECURITY                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising and Marketing Services -- 1.6%
-----------------------------------------------------------------------
Valassis Communications, Inc.(1)              120,000      $  5,070,000
-----------------------------------------------------------------------
                                                           $  5,070,000
-----------------------------------------------------------------------
Aerospace and Defense -- 3.0%
-----------------------------------------------------------------------
General Motors Corp., Class H(1)              100,000      $  9,600,000
-----------------------------------------------------------------------
                                                           $  9,600,000
-----------------------------------------------------------------------
Auto and Parts -- 2.3%
-----------------------------------------------------------------------
General Motors Corp.                           60,000      $  4,361,250
Magna International, Inc., Class A             75,000         3,178,125
-----------------------------------------------------------------------
                                                           $  7,539,375
-----------------------------------------------------------------------
Banks - Regional -- 1.5%
-----------------------------------------------------------------------
Wells Fargo & Co.                             120,000      $  4,852,500
-----------------------------------------------------------------------
                                                           $  4,852,500
-----------------------------------------------------------------------
Banks and Money Services -- 0.5%
-----------------------------------------------------------------------
Banco Latinoamericano de Exportaciones,
Class E(2)                                     75,000      $  1,762,500
-----------------------------------------------------------------------
                                                           $  1,762,500
-----------------------------------------------------------------------
Beverages -- 2.2%
-----------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                      60,000      $  4,252,500
PepsiCo, Inc.                                  80,000         2,820,000
-----------------------------------------------------------------------
                                                           $  7,072,500
-----------------------------------------------------------------------
Broadcasting and Cable -- 1.1%
-----------------------------------------------------------------------
Young Broadcasting, Inc., Class A(1)           70,000      $  3,570,000
-----------------------------------------------------------------------
                                                           $  3,570,000
-----------------------------------------------------------------------
Communications Services -- 4.8%
-----------------------------------------------------------------------
Alltel Corp.                                   60,000      $  4,961,250
GTE Corp.                                      75,000         5,292,187
SBC Communications, Inc.                      106,459         5,189,876
-----------------------------------------------------------------------
                                                           $ 15,443,313
-----------------------------------------------------------------------
Drugs -- 7.8%
-----------------------------------------------------------------------
American Home Products Corp.                  100,000      $  3,943,750
                SECURITY                  SHARES           VALUE
-----------------------------------------------------------------------

Drugs (continued)
-----------------------------------------------------------------------
Elan Corp., PLC ADR(1)                        130,000      $  3,835,000
Pfizer, Inc.                                   63,400         2,056,537
Sepracor, Inc.(1)                             100,000         9,918,750
Warner-Lambert Co.                             65,000         5,325,937
-----------------------------------------------------------------------
                                                           $ 25,079,974
-----------------------------------------------------------------------
Electric Utilities -- 1.0%
-----------------------------------------------------------------------
The Southern Co.                              140,000      $  3,290,000
-----------------------------------------------------------------------
                                                           $  3,290,000
-----------------------------------------------------------------------
Electronics - Semiconductors -- 1.5%
-----------------------------------------------------------------------
Intel Corp.                                    60,000      $  4,938,750
-----------------------------------------------------------------------
                                                           $  4,938,750
-----------------------------------------------------------------------
Financial - Miscellaneous -- 3.9%
-----------------------------------------------------------------------
Associates First Capital Corp.                170,000      $  4,664,375
Fannie Mae                                     45,000         2,809,688
MBNA Corp.                                     80,000         2,180,000
MGIC Investment Corp.                          50,000         3,009,375
-----------------------------------------------------------------------
                                                           $ 12,663,438
-----------------------------------------------------------------------
Foods -- 1.4%
-----------------------------------------------------------------------
Unilever ADR                                   82,142      $  4,471,605
-----------------------------------------------------------------------
                                                           $  4,471,605
-----------------------------------------------------------------------
Health Services -- 1.0%
-----------------------------------------------------------------------
Health Management Associates, Inc.,
Class A(1)                                    250,000      $  3,343,750
-----------------------------------------------------------------------
                                                           $  3,343,750
-----------------------------------------------------------------------
Information Services -- 1.6%
-----------------------------------------------------------------------
Reynolds & Reynolds, Inc., Class A            225,000      $  5,062,500
-----------------------------------------------------------------------
                                                           $  5,062,500
-----------------------------------------------------------------------
Insurance -- 3.8%
-----------------------------------------------------------------------
American International Group, Inc.             52,437      $  5,669,751
Berkshire Hathaway, Inc., Class B(1)            2,100         3,843,000
Mutual Risk Management Ltd.                   162,800         2,737,075
-----------------------------------------------------------------------
                                                           $ 12,249,826
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BALANCED PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                SECURITY                  SHARES           VALUE
-----------------------------------------------------------------------
Medical Products -- 1.7%
-----------------------------------------------------------------------
Medtronic, Inc.                               149,634      $  5,452,289
-----------------------------------------------------------------------
                                                           $  5,452,289
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.6%
-----------------------------------------------------------------------
Precision Drilling Corp.(1)                   200,000      $  5,137,500
-----------------------------------------------------------------------
                                                           $  5,137,500
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.5%
-----------------------------------------------------------------------
Anadarko Petroleum Corp.                      140,000      $  4,777,500
-----------------------------------------------------------------------
                                                           $  4,777,500
-----------------------------------------------------------------------
Oil and Gas - Integrated -- 3.0%
-----------------------------------------------------------------------
Exxon Mobil Corp.                             120,086      $  9,674,428
-----------------------------------------------------------------------
                                                           $  9,674,428
-----------------------------------------------------------------------
Paper and Forest Products -- 1.9%
-----------------------------------------------------------------------
Longview Fibre Co.                            285,500      $  4,068,375
Plum Creek Timber Co., Inc.                    90,000         2,250,000
-----------------------------------------------------------------------
                                                           $  6,318,375
-----------------------------------------------------------------------
Publishing -- 1.1%
-----------------------------------------------------------------------
Central Newspapers, Inc., Class A              90,000      $  3,543,750
-----------------------------------------------------------------------
                                                           $  3,543,750
-----------------------------------------------------------------------
Real Estate -- 2.2%
-----------------------------------------------------------------------
Equity Residential Properties Trust           101,400      $  4,328,513
Prologis Trust                                150,000         2,887,500
-----------------------------------------------------------------------
                                                           $  7,216,013
-----------------------------------------------------------------------
Retail - Food and Drug -- 2.7%
-----------------------------------------------------------------------
CVS Corp.                                     100,000      $  3,993,750
Safeway, Inc.(1)                              130,000         4,623,125
-----------------------------------------------------------------------
                                                           $  8,616,875
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 3.3%
-----------------------------------------------------------------------
Circuit City Stores-Circuit City Group        120,000      $  5,407,500
Home Depot, Inc. (The)                         75,000         5,142,188
-----------------------------------------------------------------------
                                                           $ 10,549,688
-----------------------------------------------------------------------
                SECURITY                  SHARES           VALUE
-----------------------------------------------------------------------
Specialty Chemicals and Materials -- 2.9%
-----------------------------------------------------------------------
Corning, Inc.                                  50,000      $  6,446,875
Millipore Corp.                                80,000         3,090,000
-----------------------------------------------------------------------
                                                           $  9,536,875
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $124,481,960)                          $196,833,324
-----------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 0.7%

                SECURITY                  SHARES           VALUE
-----------------------------------------------------------------------
Metals - Gold -- 0.7%
-----------------------------------------------------------------------
Freeport McMoRan Copper & Gold, 5%
Series CV                                     125,000      $  2,382,812
-----------------------------------------------------------------------
                                                           $  2,382,812
-----------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $2,872,500)                            $  2,382,812
-----------------------------------------------------------------------
CORPORATE BONDS -- 19.2%

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Air Products and Chemicals, Inc.,
7.34%, 6/15/26                               $    720      $    710,942
Associates Corp., N.A., 5.96%, 5/15/37          4,280         4,275,420
Bellsouth Telecommunications, Inc.,
5.85%, 11/15/45                                 1,510         1,501,318
Commercial Credit Corp., 6.625%, 6/1/15         1,000           991,160
Commercial Credit Corp., 7.875%, 2/1/25         2,000         2,090,080
Dayton Hudson Medium Term Notes,
5.865%, 8/15/27                                 2,490         2,476,903
Grand Metropolitan Investments Corp.,
7.45%, 4/15/35                                  3,090         3,158,258
Intermediate American Development Bank,
6.95%, 8/1/26                                     220           221,476
Intermediate American Development Bank,
8.40%, 9/1/09                                   3,690         4,008,041
J.C. Penney, Inc., 7.40%, 4/1/37                3,500         3,340,505
Johnson Controls, 7.70%, 3/1/15                 3,000         3,059,550
Lowe's Cos., Inc., 7.11%, 5/15/37               5,000         4,916,600
Mead Corp. (The), 6.84%, 3/1/37                 2,000         1,910,760
Motorola, Inc., 6.50%, 9/1/25                   3,000         2,896,080
Procter and Gamble Co., 8.00%, 9/1/24           3,000         3,222,240

                       SEE NOTES TO FINANCIAL STATEMENTS

BALANCED PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Seagram (Joseph) & Sons, Inc.,
9.65%, 8/15/18                               $  1,030      $  1,176,981
State Street Bank, 7.35%, 6/15/26               2,450         2,457,546
TCI Communications, Inc.,
6.69%, 3/31/06                                  2,000         1,998,820
Tennessee Valley Power Authority,
5.88%, 4/1/36                                   3,350         3,139,051
Tennessee Valley Power Authority,
6.235%, 7/15/45                                   700           695,905
Times Mirror Co., 6.61%, 9/15/27                3,250         3,150,128
Tribune Co., 6.25%, 11/10/26                    1,000           982,900
TRW, Inc., Medium Term Notes,
9.35%, 6/4/20                                   1,395         1,531,054
Willamette Industries, 7.35%, 7/1/26            4,000         3,982,080
Xerox Corp., 5.875%, 6/15/37                    1,000           996,020
Xerox Corp., 5.90%, 5/5/37                      3,000         2,997,570
-----------------------------------------------------------------------
Total Corporate Bonds
   (identified cost, $64,586,234)                          $ 61,887,388
-----------------------------------------------------------------------
MORTGAGE PASS-THROUGHS -- 2.0%

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
FHLMC, PAC, CMO, Series 1627-PZ,
5.60%, 8/15/17                               $  3,067      $  3,045,933
FHLMC, PAC, CMO, Series 1630-PE,
5.50%, 5/15/18                                    645           640,411
FHLMC, PAC, CMO, Series 41-F,
10.00%, 5/15/20                                   830           877,720
FNMA, PAC, CMO, Series 1990 24-E,
9.00%, 3/25/20                                    420           426,364
FNMA, PAC, CMO, Series 1992 64-H,
7.50%, 9/25/06                                  1,593         1,597,136
-----------------------------------------------------------------------
Total Mortgage Pass-Throughs
   (identified cost, $6,549,579)                           $  6,587,564
-----------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 14.2%

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
U.S. Treasury Bond, 7.25%, 8/15/22           $  3,000      $  3,163,110
U.S. Treasury Bond, 7.50%, 11/15/16             7,500         8,024,925
U.S. Treasury Note, 5.75%, 11/30/02            18,000        17,741,160
U.S. Treasury Note, 6.125%, 9/30/00             4,000         4,001,560
U.S. Treasury Note, 6.25%, 2/15/07              3,000         2,952,660
U.S. Treasury Note, 6.625%, 4/30/02            10,000        10,078,100
-----------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $48,021,090)                          $ 45,961,515
-----------------------------------------------------------------------
COMMERCIAL PAPER -- 2.4%

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Panasonic Finance, 5.45%, 1/5/00             $  5,000      $  4,996,972
SBC Communications, Inc., 4.70%, 1/3/00         2,744         2,743,284
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $7,740,256)                         $  7,740,256
-----------------------------------------------------------------------
Total Investments -- 99.4%
   (identified cost $254,251,619)                          $321,392,859
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.6%                     $  1,958,348
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $323,351,207
-----------------------------------------------------------------------

 ADR - American Depositary Receipt

 PAC - Planned Authorization Class

 CMO - Collateralized Mortgage Obligations

 (1)  Non-income producing security.

 (2)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

BALANCED PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 1999
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $254,251,619)        $321,392,859
Interest and dividends receivable            1,990,602
Tax reclaim receivable                           5,289
------------------------------------------------------
TOTAL ASSETS                              $323,388,750
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable to affiliate for Trustees' fees   $      6,518
Due to bank                                      1,807
Accrued expenses                                29,218
------------------------------------------------------
TOTAL LIABILITIES                         $     37,543
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $323,351,207
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $256,209,967
Net unrealized appreciation (computed on
   the basis of identified cost)            67,141,240
------------------------------------------------------
TOTAL                                     $323,351,207
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 1999
Investment Income
-----------------------------------------------------
Interest                                  $ 8,154,087
Dividends (net of foreign taxes,
   $123,380)                                3,523,513
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $11,677,600
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $ 2,085,975
Trustees fees and expenses                     27,423
Custodian fee                                 158,339
Legal and accounting services                  43,941
Miscellaneous                                   5,117
-----------------------------------------------------
TOTAL EXPENSES                            $ 2,320,795
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 9,356,805
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 2,306,741
-----------------------------------------------------
NET REALIZED GAIN                         $ 2,306,741
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(5,818,018)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(5,818,018)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(3,511,277)
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 5,845,528
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BALANCED PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

Increase (Decrease)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 1999  DECEMBER 31, 1998
------------------------------------------------------------------------------
From operations --
   Net investment income                  $       9,356,805  $       9,645,705
   Net realized gain                              2,306,741         56,088,137
   Net change in unrealized
      appreciation (depreciation)                (5,818,018)       (20,974,301)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $       5,845,528  $      44,759,541
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      31,424,526  $      38,451,067
   Withdrawals                                  (69,271,905)       (57,564,792)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     (37,847,379) $     (19,113,725)
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (32,001,851) $      25,645,816
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     355,353,058  $     329,707,242
------------------------------------------------------------------------------
AT END OF YEAR                            $     323,351,207  $     355,353,058
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BALANCED PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     YEAR ENDED DECEMBER 31,                       YEAR ENDED JANUARY 31,
                                  -------------------------------------------------------------    ----------------------
                                    1999         1998         1997         1996        1995(1)              1995
-------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-------------------------------------------------------------------------------------------------------------------------
Expenses                              0.68%        0.67%        0.69%        0.70%        0.71%(2)            0.70%
Net investment income                 2.73%        2.75%        2.62%        3.23%        3.83%(2)            4.25%
Portfolio Turnover                      33%          49%          37%          64%          47%                 28%
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $323,351     $355,353     $329,707     $301,561     $276,375            $217,157
-------------------------------------------------------------------------------------------------------------------------

 (1)  For the eleven-month period ended December 31, 1995.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

BALANCED PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Balanced Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as a diversified, open-end, management investment company which was organized as a trust under the laws of the State of New York in 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Listed or unlisted securities for which closing sale prices are not available are valued at the mean between latest bid and asked prices. Debt securities (other than mortgage-backed "pass through" securities and short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 1999, $1,440 credit balances were used to reduce the Portfolio's custodian fee.

 G Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the security sold.

BALANCED PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% annually) of the Portfolio's average daily net assets up to $300 million and 1/24 of 1% (0.50% annually) of average daily net assets of $300 million and more. For the year ended December 31, 1999 the fee was equivalent to 0.61% of the Portfolio's average net assets for such period and amounted to $2,085,975. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their service to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1999, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $67,861,196 and $109,103,915, respectively. Purchases and sales of U.S. Government/agency securities aggregated $44,154,537 and $30,836,386, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 1999 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $253,677,933
    ------------------------------------------------------
    Gross unrealized appreciation             $ 82,523,753
    Gross unrealized depreciation              (14,808,827)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 67,714,926
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 1999

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

BALANCED PORTFOLIO AS OF DECEMBER 31, 1999

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF BALANCED PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and supplementary data present fairly, in all material respects, the financial position of Balanced Portfolio (the "Portfolio") at December 31, 1999, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2000

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
EATON VANCE BALANCED FUND AS OF DECEMBER 31, 1999

INVESTMENT MANAGEMENT

BALANCED PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Arieh Coll
Vice President and Portfolio Manager

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

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